Cover	Dec. 01, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 01, 2022
Entity Registrant Name	NEWTEK BUSINESS SERVICES CORP.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	46-3755188
Entity Address, Address Line One	4800 T Rex Avenue
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
City Area Code	212
Local Phone Number	356-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001587987
Securities Act File Number	814-01035
Entity Address, Postal Zip Code	33431
Common Stock, par value $0.02 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.02 per share
Trading Symbol	NEWT
Security Exchange Name	NASDAQ
5.75% Notes due 2024
Document Information [Line Items]
Title of 12(b) Security	5.75% Notes due 2024
Trading Symbol	NEWTL
Security Exchange Name	NASDAQ
5.50% Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	5.50% Notes due 2026
Trading Symbol	NEWTZ
Security Exchange Name	NASDAQ